Commitments - Operating lease commitments (Details) - ZAR (R) R in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2019	Mar. 31, 2018
Additional information [abstract]
Operating lease commitments at March 31, 2018			R 27,778
Discounted using the incremental borrowing rate at April 1, 2018	R 25,771
Lease liabilities	32,104	R 41,928	R 0
– Short term leases	(5,010)	(12,659)
– Leases of low value assets	(1,186)	R (204)
Extension and termination options reasonably certain to be exercised and variable lease payments based on an index or rate	R 12,529
Weighted average lessee’s incremental borrowing rate	6.60%		6.60%